Segment information (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Aug. 12, 2014
Equity Method Investment, Ownership Percentage	50.00%			50.00%
Long-term Line of Credit	$ 8,622	$ 0
Revolving Credit Facility [Member]
Long-term Line of Credit	$ 85,000
GDF Suez Neptune and the GDF Suez Cape Ann [Member]
Equity Method Investment, Ownership Percentage	50.00%	50.00%	50.00%